Goodwill and impairment test (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of information for cash-generating units [line items]
Goodwill	€ 18,419	€ 18,419	€ 32,005
Discount rate (WACC)	15.00%	14.00%	13.50%
Impairment loss recognised in profit or loss, intangible assets and goodwill	€ 0	€ 13,632	€ 0
Splicos SAS
Disclosure of information for cash-generating units [line items]
Goodwill			18,419
Wittycel SAS
Disclosure of information for cash-generating units [line items]
Goodwill			13,586
Impairment loss recognised in profit or loss, intangible assets and goodwill		13,632
Impairment loss recognised in profit or loss, goodwill		13,586
Impairment loss recognised in profit or loss, other intangible assets	€ 0	45	€ 0
Intangible assets with indefinite useful life		€ 0
Increase in discount rate, percentage points			3.7
Decrease in revenue, percentage			22.00%
Decrease in POS per share, percentage			10.00%